Restatement of Previously Issued Financial Statements - Schedule of Effect of the Restatement on Each Financial Statement (Details) - USD ($)				3 Months Ended									6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 24, 2024	Dec. 31, 2022	Dec. 30, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable and accrued liabilities	$ 9,276,331	$ 8,044,881	$ 2,586,281	$ 11,716,584			$ 9,276,331	$ 8,044,881	$ 2,640,803	$ 2,411,800		$ 1,711,631	$ 8,044,881		$ 11,716,584	$ 9,276,331	$ 2,411,800	$ 9,343,659	$ 2,586,281
ELOC Note		0						0					0
Common stock issuance obligation	76,276	447,930	0	31,227			76,276	447,930					447,930		31,227	76,276		69,621	0
Income taxes payable	9,819						9,819									9,819
Deferred revenue			902,524	1,150,093						1,057,622		889,643			1,150,093		1,057,622	417,815	902,524
Total current liabilities	20,234,380	24,119,693	5,105,311	23,422,178			20,234,380	24,119,693		5,042,970		3,923,102	24,119,693		23,422,178	20,234,380	5,042,970	19,010,320	5,105,311
Deferred tax liability	67,378	67,378	0	67,379			67,378	67,378					67,378		67,379	67,378		67,378	0
Total liabilities	21,366,274	25,484,398	5,105,311	24,282,620			21,366,274	25,484,398	5,635,548	5,042,970		3,923,102	25,484,398		24,282,620	21,366,274	5,042,970	20,010,976	5,105,311
Additional paid-in capital	65,427,362	63,675,694	6,027,153	68,989,139			65,427,362	63,675,694					63,675,694		68,989,139	65,427,362		67,683,754	6,027,153
Accumulated deficit	(64,495,771)	(10,573,210)	(10,001,858)	(74,566,341)			(64,495,771)	(10,573,210)	(9,939,087)	(7,443,298)		(6,762,640)	(10,573,210)		(74,566,341)	(64,495,771)	(7,443,298)	(67,703,873)	(10,001,858)		$ (6,238,928)
Total stockholders’ equity (deficit)	933,128	53,103,966	(4,299,520)	(5,575,498)	$ (5,736,303)	$ (3,496,997)	933,128	53,103,966	(4,204,769)	(1,774,709)		(1,102,545)	53,103,966		(5,575,498)	933,128	(1,774,709)	(18,488)	(4,299,520)
Total liabilities and stockholders’ equity (deficit)	22,299,402	78,588,364	805,791	18,707,122			22,299,402	78,588,364					78,588,364		18,707,122	22,299,402		19,992,488	805,791
Cost of revenues				1,907,359			569,734	934,570					1,320,823		5,170,500	1,890,557		3,243,772	1,933,195
Revenue				3,980,655			3,354,437		1,620,995	1,432,721	$ 1,271,473	1,577,518	3,332,561	$ 2,848,991	10,692,259	6,686,998	4,281,712	10,421,352	5,765,889
Gross margin				2,073,296			2,784,703	776,996	1,234,742	954,322	797,186	1,002,196	2,011,738	1,799,382	5,521,759	4,796,441	2,753,704	7,177,580	3,832,694
Compensation and related benefits							1,730,369	912,743					1,806,320			3,536,689
General and administrative expenses				2,917,139			2,218,289	568,469	210,767	284,834	386,346	341,213	779,236	727,559	7,122,202	2,997,525	1,012,393	6,553,961	1,202,456
Goodwill impairment charges				0			56,675,210								0	56,675,210		56,675,210	0
Loss on extinguishment							645,979								126,125	645,979		645,979	0
Loss on issuance of financial instruments																2,213,234
Transaction expenses				0			455,834	228,307					254,645		0	710,479		792,796	86,799
Total operating expenses				4,130,817			61,079,702	1,709,519	1,130,682	1,307,388	1,487,023	1,718,051	2,840,201	3,205,074	11,665,338	63,919,903	4,512,462	69,328,425	5,706,283
Net operating loss				(2,057,521)			(58,294,999)	(932,523)	104,060	(353,066)	(689,837)	(715,855)	(828,463)	(1,405,692)	(6,143,579)	(59,123,462)	(1,758,758)	(62,150,845)	(1,873,589)
Interest expense				(755,866)			(115,385)	(341,835)					(351,145)		(1,727,110)	(466,530)		(211,459)	(191,323)
Loss on extinguishment							(645,979)								(126,125)	(645,979)		(645,979)	0
Loss on issuance of financial instruments							(595,000)									(2,213,234)
Total other income (expense)				1,767,776			4,381,240	(1,411,967)					(1,421,277)		(700,900)	2,959,963		2,805,929	(13,375)
Loss before income taxes				(289,745)			(53,913,759)	(2,344,490)	94,750	(411,007)	(681,686)	(717,572)	(2,249,740)	(1,399,258)	(6,844,479)	(56,163,499)	(1,810,265)	(59,344,916)	(1,886,964)
Income tax (expense) benefit				0			(8,802)	1,678,388					1,678,388		(17,989)	1,669,586		1,642,901	(1,838,490)
Net income (loss)				(289,745)	$ (2,613,283)	$ (3,959,440)	(53,922,561)	(666,102)	94,750	(177,291)	(507,291)	(534,729)	(571,352)	(1,042,020)	(6,862,468)	(54,493,913)	(1,219,311)	(57,702,015)	(3,725,454)
Stock-based compensation													474,251		764,036	503,434		896,537	0
Deferred tax asset and liabilities													(1,679,404)		0	(1,679,404)		(1,679,404)	1,852,826
Accounts payable and accrued expenses									54,523			55,064	(2,318,197)	1,051,631	3,357,851	(1,183,737)	1,168,678	(1,446,302)	1,409,823
Deferred revenue									469,003			587,753	120,968	(186,131)	662,279	(219,413)	69,811	(414,710)	(104,037)
Income tax payable															0	9,819
Accounts receivable	1,022,731	923,259	603,480						(33,116)				191,774		(1,383,218)	(228,904)		(1,094,190)	(246,484)
Prepaids and other current assets															64,304	(222,156)		(202,245)	59,741
Prepaids and other current assets	466,737	260,789	79,920	382,522			466,737	260,789					260,789		382,522	466,737		446,826	79,920
Total current assets	4,377,185	3,075,953	802,134	3,718,385			4,377,185	3,075,953					3,075,953		3,718,385	4,377,185		3,020,967	802,134
Goodwill		61,591,904	0	4,916,694				61,591,904					61,591,904		4,916,694			4,916,694	0	$ 61,591,904
Total assets	22,299,402	78,588,364	805,791	18,707,122			22,299,402	78,588,364					78,588,364		18,707,122	22,299,402		19,992,488	805,791
Net loss attributable to stockholders				$ (289,745)			$ (53,922,561)	$ (634,122)	$ 62,770	$ (189,756)	$ (503,320)	$ (529,962)	$ (571,352)	$ (1,033,282)	$ (6,862,468)	$ (54,493,913)	$ (1,223,038)	$ (57,702,015)	$ (3,762,930)
Net loss per share - Basic (in Dollars per share)				$ (0.02)			$ (3.58)	$ (0.12)	$ 0.01	$ (0.02)	$ (0.11)	$ (0.05)	$ (0.11)	$ (0.22)	$ (0.42)	$ (6.53)	$ (0.12)	$ (5.65)	$ (0.38)
Net loss per share - diluted (in Dollars per share)				$ (0.02)			$ (3.58)		$ 0.01	$ (0.02)	$ (0.11)	$ (0.05)	$ (0.11)	$ (0.22)	$ (0.42)	$ (6.53)	$ (0.12)	$ (5.65)	$ (0.38)
As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable and accrued liabilities	8,270,393	6,752,985	1,824,408				$ 8,270,393	$ 6,752,985	$ 1,819,512	$ 1,709,887		$ 1,129,638	$ 6,752,985			$ 8,270,393	$ 1,709,887		$ 1,824,408
ELOC Note		500,000						500,000					500,000
Common stock issuance obligation	0	0					0	0					0			0
Income taxes payable	63,855						63,855									63,855
Deferred revenue			802,524							970,122		827,143					970,122		802,524
Total current liabilities	19,206,202	22,879,867					19,206,202	22,879,867		4,253,557		3,278,609	22,879,867			19,206,202	4,253,557
Deferred tax liability	0	0					0	0					0			0
Total liabilities	20,270,718	24,177,194	4,243,438				20,270,718	24,177,194	4,814,257	4,253,557		3,278,609	24,177,194			20,270,718	4,253,557		4,243,438
Additional paid-in capital	66,282,056	64,582,130					66,282,056	64,582,130					64,582,130			66,282,056
Accumulated deficit	(61,524,581)	(9,773,056)	(9,114,985)				(61,524,581)	(9,773,056)	(9,117,796)	(6,653,885)		(6,118,147)	(9,773,056)			(61,524,581)	(6,653,885)		(9,114,985)			$ (5,666,895)
Total stockholders’ equity (deficit)	4,759,012	54,810,556	(3,412,647)				4,759,012	54,810,556	(3,383,478)	(985,296)		(458,052)	54,810,556			4,759,012	(985,296)		(3,412,647)		(574,066)
Total liabilities and stockholders’ equity (deficit)	25,029,730	78,987,750	830,791				25,029,730	78,987,750					78,987,750			25,029,730			830,791
Cost of revenues							941,388	486,640					872,893			1,814,281
Revenue							3,354,437		1,495,995	1,451,471	$ 1,290,223	1,596,268	3,207,561	$ 2,886,491		6,561,998	4,337,962		5,840,889
Gross margin							2,413,049	1,224,926	1,109,742	973,072	815,936	1,020,946	2,334,668	1,836,882		4,747,717	2,809,954		3,907,694
Compensation and related benefits							1,678,627	918,411					1,811,988			3,490,615
General and administrative expenses							2,170,217	509,050	151,348	224,874	326,386	281,253	660,398	607,639		2,830,615	832,513		962,616
Goodwill impairment charges							54,984,000									54,984,000
Loss on extinguishment							740,979									740,979
Loss on issuance of financial instruments																1,618,234
Transaction expenses							646,303	980,807					1,007,145			1,653,448
Total operating expenses							59,479,147	2,408,268	1,071,263	1,247,428	1,427,063	1,658,091	3,479,531	3,085,154		62,958,678	4,332,582		5,466,443
Net operating loss							(57,066,098)	(1,183,342)	38,479	(274,356)	(611,127)	(637,145)	(1,144,863)	(1,248,272)		(58,210,961)	(1,522,628)		(1,558,749)
Interest expense							(232,082)	(349,695)					(359,005)			(591,087)
Loss on extinguishment							(740,979)									(740,979)
Loss on issuance of financial instruments							0									(1,618,234)
Total other income (expense)							4,764,543	(1,419,827)					(1,429,137)			3,335,406
Loss before income taxes							(52,301,555)	(2,603,169)	29,169	(332,297)	(602,976)	(638,862)	(2,574,000)	(1,241,838)		(54,875,555)	(1,574,135)		(1,572,124)
Income tax (expense) benefit							550,030	2,241,208					2,241,208			2,791,238			(1,838,490)
Net income (loss)							(51,751,525)	(361,961)	29,169	(98,581)	(428,581)	(456,019)	(332,792)	(884,600)		(52,084,317)	(983,181)		(3,410,614)
Stock-based compensation													31,989			381,084
Deferred tax asset and liabilities													(2,336,506)			(2,336,506)
Accounts payable and accrued expenses									(4,896)			(4,896)	(1,582,393)	931,711		(161,975)	988,798		1,169,983
Deferred revenue									569,003			569,003	220,968	(223,631)		(119,413)	13,561		(154,037)
Income tax payable																63,855
Accounts receivable	2,613,327	2,513,855	628,480						(8,116)				216,774			(203,904)			(271,484)
Prepaids and other current assets																(861,888)
Prepaids and other current assets	1,606,469	760,789					1,606,469	760,789					760,789			1,606,469
Total current assets	7,107,513	5,166,549	827,134				7,107,513	5,166,549					5,166,549			7,107,513			827,134
Goodwill		59,900,694						59,900,694					59,900,694
Total assets	25,029,730	78,987,750	830,791				25,029,730	78,987,750					78,987,750			25,029,730			830,791
Net loss attributable to stockholders							$ (51,751,525)	$ (329,981)	$ (2,811)	$ (111,046)	$ (424,610)	$ (451,252)	$ (332,792)	$ (875,862)		$ (52,084,317)	$ (986,908)		$ (3,448,090)
Net loss per share - Basic (in Dollars per share)							$ (3.43)	$ (0.06)	$ 0	$ (0.01)	$ (0.09)	$ (0.05)	$ (0.07)	$ (0.19)		$ (6.24)	$ (0.1)		$ (0.34)
Net loss per share - diluted (in Dollars per share)							$ (3.43)			$ (0.01)	$ (0.09)	$ (0.05)	$ (0.07)	$ (0.19)		$ (6.24)	$ (0.1)		$ (0.34)
Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accounts payable and accrued liabilities	1,005,938	1,291,896	761,873				$ 1,005,938	$ 1,291,896	$ 821,291	$ 701,913		$ 581,993	$ 1,291,896			$ 1,005,938	$ 701,913		$ 761,873
ELOC Note		(500,000)						(500,000)					(500,000)
Common stock issuance obligation	76,276	447,930					76,276	447,930					447,930			76,276
Income taxes payable	(54,036)						(54,036)									(54,036)
Deferred revenue			100,000							87,500		62,500					87,500		100,000
Total current liabilities	1,028,178	1,239,826					1,028,178	1,239,826		789,413		644,493	1,239,826			1,028,178	789,413
Deferred tax liability	67,378	67,378					67,378	67,378					67,378			67,378
Total liabilities	1,095,556	1,307,204	861,873				1,095,556	1,307,204	821,291	789,413		644,493	1,307,204			1,095,556	789,413		861,873
Additional paid-in capital	(854,694)	(906,436)					(854,694)	(906,436)					(906,436)			(854,694)
Accumulated deficit	(2,971,190)	(800,154)	(886,873)				(2,971,190)	(800,154)	(821,291)	(789,413)		(644,493)	(800,154)			(2,971,190)	(789,413)		(886,873)
Total stockholders’ equity (deficit)	(3,825,884)	(1,706,590)	(886,873)				(3,825,884)	(1,706,590)	(821,291)	(789,413)		(644,493)	(1,706,590)			(3,825,884)	(789,413)		(886,873)		$ 0
Total liabilities and stockholders’ equity (deficit)	(2,730,328)	(399,386)	(25,000)				(2,730,328)	(399,386)					(399,386)			(2,730,328)			(25,000)
Cost of revenues							(371,654)	447,930					447,930			76,276
Revenue							0		125,000	(18,750)	$ (18,750)	(18,750)	125,000	$ (37,500)		125,000	(56,250)		(75,000)
Gross margin							371,654	(447,930)	125,000	(18,750)	(18,750)	(18,750)	(322,930)	(37,500)		48,724	(56,250)		(75,000)
Compensation and related benefits							51,742	(5,668)					(5,668)			46,074
General and administrative expenses							48,072	59,419	59,419	59,960	59,960	59,960	118,838	119,920		166,910	179,880		239,840
Goodwill impairment charges							1,691,210									1,691,210
Loss on extinguishment							(95,000)									(95,000)
Loss on issuance of financial instruments																595,000
Transaction expenses							(190,469)	(752,500)					(752,500)			(942,969)
Total operating expenses							1,600,555	(698,749)	59,419	59,960	59,960	59,960	(639,330)	119,920		961,225	179,880	$ 178,257	239,840
Net operating loss							(1,228,901)	250,819	65,581	(78,710)	(78,710)	(78,710)	316,400	(157,420)		(912,501)	(236,130)		(314,840)
Interest expense							116,697	7,860					7,860			124,557
Loss on extinguishment							95,000									95,000
Loss on issuance of financial instruments							(595,000)									(595,000)
Total other income (expense)							(383,303)	7,860					7,860			(375,443)
Loss before income taxes							(1,612,204)	258,679	65,581	(78,710)	(78,710)	(78,710)	324,260	(157,420)		(1,287,944)	(236,130)		(314,840)
Income tax (expense) benefit							(558,832)	(562,820)					(562,820)			(1,121,652)
Net income (loss)							(2,171,036)	(304,141)	65,581	(78,710)	(78,710)	(78,710)	(238,560)	(157,420)		(2,409,596)	(236,130)		(314,840)
Stock-based compensation													442,262			122,350
Deferred tax asset and liabilities													657,102			657,102
Accounts payable and accrued expenses									59,419			59,960	(735,804)	119,920		(1,021,762)	179,880		239,840
Deferred revenue									(100,000)			18,750	(100,000)	37,500		(100,000)	56,250		50,000
Income tax payable																(54,036)
Accounts receivable	(1,590,596)	(1,590,596)	(25,000)						(25,000)				(25,000)			(25,000)			25,000
Prepaids and other current assets																639,732
Prepaids and other current assets	(1,139,732)	(500,000)					(1,139,732)	(500,000)					(500,000)			(1,139,732)
Total current assets	(2,730,328)	(2,090,596)	(25,000)				(2,730,328)	(2,090,596)					(2,090,596)			(2,730,328)			(25,000)
Goodwill		1,691,210						1,691,210					1,691,210
Total assets	$ (2,730,328)	$ (399,386)	$ (25,000)				(2,730,328)	(399,386)					(399,386)			(2,730,328)			(25,000)
Net loss attributable to stockholders							$ (2,171,036)	$ (304,141)	$ 65,581	$ (78,710)	$ (78,710)	$ (78,710)	$ (238,560)	$ (157,420)		$ (2,409,596)	$ (236,130)		$ (314,840)
Net loss per share - Basic (in Dollars per share)							$ (0.15)	$ (0.06)	$ 0.01	$ (0.01)	$ (0.02)	$ 0	$ (0.04)	$ (0.03)		$ (0.29)	$ (0.02)		$ (0.04)
Net loss per share - diluted (in Dollars per share)							$ (0.15)		$ 0.01	$ (0.01)	$ (0.02)		$ (0.04)	$ (0.03)		$ (0.29)	$ (0.02)		$ (0.04)
Technical engineering fees [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue				$ 163,523			$ 806,456		$ 287,950	$ 201,228	$ 29,900	$ 156,937	$ 477,889	$ 186,837	$ 993,493	$ 1,284,345	$ 388,065	$ 1,980,186	$ 657,968
Technical engineering fees [Member] | As Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue							806,456		162,950	219,978	48,650	175,687	352,889	224,337		1,159,345	444,315
Technical engineering fees [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue							$ 0		$ 125,000	$ (18,750)	$ (18,750)	$ (18,750)	$ 125,000	$ (37,500)		$ 125,000	$ (56,250)